Award Timing Disclosure		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information were to become known to the CHCM Committee before the grant of an equity award, the CHCM Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

In 2025, we did not grant any stock options, stock appreciation rights, or similar option‑like instruments to our NEOs.

Award Timing Method		We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information were to become known to the CHCM Committee before the grant of an equity award, the CHCM Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false